Employee Remuneration - Summary of Expenses Recognized for Employee Benefits (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2026	Jan. 31, 2025
Disclosure of employee benefits expenses [abstract]
Wages, salaries	$ 2,632	$ 1,589	$ 6,533	$ 5,388
Employee benefits	198	343	695	819
Payroll taxes	83	51	265	163
Share-based expense	257	70	465	392
Total employee benefits expense	$ 3,170	$ 2,053	$ 7,958	$ 6,762